Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Revenues and Earnings

	Real Estate	Oil and Gas	Other Natural Resources	Items Not Allocated to Segments		Total
	(In thousands)
For the year or at year-end 2012
Revenues	$120,115	$44,220	$8,256	$—		$172,591
Depreciation, depletion and amortization	4,340	4,987	1,254	8,345		18,926
Equity in earnings (loss) of unconsolidated ventures	13,897	509	63	—		14,469
Income (loss) before taxes	53,582	26,608	29	(59,261)	(a)	20,958
Total assets	588,137	227,061	24,066	79,170		918,434
Investment in unconsolidated ventures	41,546	—	—	—		41,546
Capital expenditures(b)	1,093	21,971	292	795		24,151
For the year or at year-end 2011
Revenues	$106,168	$24,448	$4,957	$—		$135,573
Depreciation, depletion and amortization	5,729	339	1,029	3,705		10,802
Equity in earnings (loss) of unconsolidated ventures	(30,626)	1,394	23	—		(29,209)
Income (loss) before taxes	(25,704)	19,783	(1,867)	17,963	(a)	10,175
Total assets	657,099	5,484	27,862	104,412		794,857
Investment in unconsolidated ventures	64,223	—	—	—		64,223
Capital expenditures(b)	739	4,690	153	766		6,348
For the year or year-end 2010
Revenues	$68,269	$24,790	$8,301	$—		$101,360
Depreciation, depletion and amortization	3,089	333	1,583	5,553		10,558
Equity in earnings of unconsolidated ventures	2,629	2,072	—	—		4,701
Income (loss) before taxes	(4,634)	22,846	4,995	(15,612)	(a)	7,595
Total assets	668,689	1,075	30,582	88,978		789,324
Investment in unconsolidated ventures	101,166	—	—	—		101,166
Capital expenditures(b)	2,392	49	3	258		2,702

Items Not Allocated to Segments

(a)	Items not allocated to segments consist of:

	For the Year
	2012	2011	2010
	(In thousands)
General and administrative expense	$(25,176)	$(20,110)	$(17,341)
Share-based compensation expense	(14,929)	(7,067)	(11,596)
Gain on sale of assets	16	61,784	28,607
Interest expense	(19,363)	(17,012)	(16,446)
Other corporate non-operating income	191	368	1,164
	$(59,261)	$17,963	$(15,612)